Note 8-Subsequent Events	9 Months Ended
Sep. 30, 2014
Notes
Note 8-Subsequent Events

Note 8—SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10-50-1 we evaluated our subsequent events through November 14, 2014.

In October 2014, the Company entered into a 8% Convertible Note with Union Capital LLC in the amount of $50,000. Union may convert the note into common shares of the Company at a discount of 50% to the lowest trading price of the 20 trading days prior to the conversion date.

In October 2014, the Company entered into a $250,000 Convertible Note with Vista Capital Investments LLC. Vista may convert the note into common shares of the Company at $0.05 or a 60% discount to the lowest trading price of the 25 days prior to the conversion date.

In October 2014, JMJ Investments provided additional funding to the Company in the amount of $40,000 in accordance with the December 2013 agreement.

In October 2014, the Company entered into a 8% Convertible Note with LG Capital Funding LLC in the amount of $47,250. LG may convert the note into common shares of the Company at a 50% discount to the lowest trading price of the 15 days prior to the conversion date.

In October 2014, the Company entered into a 10% Convertible Note with Sarna Family Limited Partnership in the amount of $100,000. Sarna may convert the note into common shares of the Company at $0.01.

In October 2014, the Company entered into a 10% Convertible Note with private investor Mark Sarna in the amount of $100,000. Mr. Sarna may convert the note into common shares of the Company at $0.01.

In October 2014, the Company paid off the WHC Capital LLC Convertible Note in the amount of $240,000.

In October 2014, the Company agreed to buy a 55% equity interest in Harris Lee, LLC for 300,000 of the Company’s Preferred C Shares.

During October and November 2014, the Company issued 808,333 common shares to experts pursuant to agreements.